Basis of preparation of the financial statements (Tables)	3 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of direct and indirect interests of Company

There were no changes since December 31, 2019 in the accounting practices adopted for consolidation and in the direct and indirect interests of Company in its subsidiaries for the purposes of these unaudited interim condensed consolidated financial statements, except for the following item:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	March 31, 2020	December 31, 2019
Indirectly controlled
XP PE Gestão de Recursos Ltda. (ii)	Brazil	Private equity asset management	99.10%	—

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	New operating subsidiaries incorporated in 2020.